Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 220,191	$ 313,439
Customer accounts and other restricted cash, net of allowance for credit losses of $563 and $673, respectively	2,215,220	1,658,279
Accounts receivable, net of allowance for credit losses of $12,176 and $8,642, respectively	152,449	147,780
Settlement receivables, net of allowance for credit losses of $3,353 and $4,049, respectively	143,241	149,852
Prepaid expenses and other current assets	82,968	64,497
Related party receivables - current	0	6,492
Contingent consideration receivable - current	0	2,842
Total current assets	2,814,069	2,343,181
Deferred tax assets	24,633	21,926
Property, plant and equipment, net	11,678	14,907
Operating lease right-of-use assets	22,570	33,118
Derivative financial assets	18,148	0
Intangible assets, net	1,282,101	1,202,204
Goodwill	1,944,881	3,650,037
Other assets – non-current	2,350	1,856
Total non-current assets	3,306,361	4,924,048
Total assets	6,120,430	7,267,229
Current liabilities
Accounts payable and other liabilities	255,320	211,841
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	2,357,433	1,400,057
Operating lease liabilities – current	6,716	8,845
Income taxes payable		11,041
Contingent and deferred consideration payable – current	18,180	13,673
Liability for share-based compensation – current	9,689	3,360
Total current liabilities	2,657,528	1,659,007
Non-current debt	2,505,319	2,748,178
Operating lease liabilities – non-current	18,355	28,008
Deferred tax liabilities	57,724	64,886
Warrant liabilities	8,085	35,575
Liability for share-based compensation – non-current	4,147	6,664
Contingent and deferred consideration payable – non-current	10,316	17,142
Total non-current liabilities	2,603,946	2,900,453
Total liabilities	5,261,474	4,559,460
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.001 par value; 20,000,000,000 shares authorized; 727,190,921 shares issued and outstanding as of September 30, 2022 and 723,715,147 shares issued and outstanding as of December 31, 2021	727	723
Additional paid in capital / Share premium	3,023,365	2,949,654
Accumulated deficit	(2,205,732)	(376,788)
Accumulated other comprehensive loss	(59,485)	(3,825)
Shareholder's equity in the Company	758,875	2,569,764
Non-controlling interest	100,081	138,005
Total shareholder's equity	858,956	2,707,769
Total liabilities and shareholder’s equity	$ 6,120,430	$ 7,267,229